EMPLOYEE BENEFIT EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
EMPLOYEE BENEFIT EXPENSE
Schedule of analysis of employee benefit expenses

	For the years ended December 31
	2019	2020	2021
	(Restated)	(Restated)
Salaries and bonuses	4,942,843	5,327,833	5,563,500
Housing fund	488,901	532,842	558,392
Staff welfare and other expenses*	2,037,041	1,955,447	2,435,282
Employment expense in relation to early retirement schemes (Note 21)	210,428	53,339	269,895
Employment expenses in relation to termination benefits	98,479	7,990	51,715

	7,777,692	7,877,451	8,878,784
(i)	Staff welfare and other expenses include staff welfare, staff union expenses, staff education expenses and unemployment insurance expenses etc.

In 2020, the group entities in Mainland China were exempt from payment of employee social benefits during the period from February to December in 2020 under national Covid-19 supportive policies.